COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18.COMMITMENTS AND CONTINGENCIES

The Group’s leases are for the office premises. Future minimum lease payments under non-cancellable operating leases agreements as of December 31, 2016 are as follows. The Group’s leases do not contain any contingent rent payment terms.

RMB

Year ending December 31
2017	55,675
2018	34,802
2019	28,240
2020	15,362
2021	11,918
2022 and thereafter	5,639

Total	151,636

Rental expenses incurred under operating leases were RMB 20.47 million, RMB 24.43 million and RMB 46.65 million for the years ended December 31, 2014, 2015 and 2016, respectively.